DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME
Disposal of PP&E	R$ 94,383	R$ 89,835
Government grants	61,613	94,335
Contractual Liabilities - IFRS 15	499,035	532,207
Other	63,051	59,658
Total	718,082	776,035
Current	506,181	525,509
Non-current	R$ 211,901	R$ 250,526